Forfeiture Shares (Tables)	9 Months Ended
Sep. 30, 2025
Forfeiture Shares [Abstract]
Schedule of Fair Value of the Forfeiture Shares

The fair value of the Forfeiture Shares was computed using the following key assumptions:

December 31, 2024
Stock price	2.60
Expected term (years)	0.75
Expected volatility	63.84%
Risk-free interest rate	4.20%

Schedule of Changes in the Fair Value of the Forfeiture Shares	The table below sets forth a summary of the changes in the fair value of the Forfeiture Shares classified as Level 3:
	Nine months ended September 30, 2025	Year ended December 31, 2024
	U.S. dollars in thousands

Balance at beginning of period	1	38
Changes in fair value	(1)	(37)
Balance at end of the period	-	1